UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.

(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005

(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eighth Avenue, New York, New York 10011

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Item 1.	Financial Statements and Annual Report (Included herein)

Directors
J. Morton Davis
Daniel Harvey
Dov Perlysky
Howard Spindel
Leonard Toboroff
ENGEX, Inc.
Officers
J. Morton Davis, Chairman of the Board
and President
Michael Siciliano, Treasurer and Secretary

Custodian
Huntington National Bank
7 Easton Oval	FINANCIAL STATEMENTS
4EA4E95	and
Columbus, Ohio 43219	ANNUAL REPORT

Transfer Agent
American Stock Transfer & Trust Co., LLC
6201 15th Avenue	September 30, 2017
Brooklyn, New York 11219
Toll Free: (800) 937-5449
Website: www.amstock.com
E-mail: info@amstock.com

Independent Accountants	ENGEX, INC. is listed
WithumSmith+Brown, PC	Over The Counter
200 Jefferson Park, Suite 400	Symbol – EXGI
Whippany, New Jersey 07981

Engex, Inc.
44 Wall Street
New York, New York 10005
(212) 495-4200

This Annual Report is available on our website at http://www.engexinc.com/

Engex, Inc.
44 Wall Street
New York, NY 10005

October 31, 2017

Dear Engex Shareholder:

I’m pleased to report your Fund had a very successful year. The net asset value over the twelve month period ending September 30, 2017 increased 60.8%. The market price at which Engex shares traded increased over the 12 months from September 30, 2016 to September 30, 2017 from $5.20 per share to $8.825 per share, or an increase of 69.7%. I hope that we can do as well or even better in the current fiscal year. As the largest shareholder in the Fund, I am, like you, looking forward to another rewarding year ahead.

I am also pleased to announce that on August 8, 2017, the Board of Directors of Engex, Inc. declared a special dividend on the Fund’s Common Stock of $0.80 per share in cash payable August 22, 2017, to shareholders of record at the close of business on August 15, 2017.

Thank you so much for your patience and loyalty. In return, I will work diligently to, and hope I can, deliver meaningful rewarding results in the coming year.

Hopefully, the upcoming year will be a great one for all of you as well as for Engex.

With best wishes for a happy, healthy and prosperous new year and everything great always, I am

Sincerely,

J. Morton Davis
Chairman

The accompanying notes are an integral part of this statement.

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ENGEX, INC.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholders of Engex, Inc.:

We have audited the accompanying statement of assets and liabilities of Engex, Inc. (the “Fund”) including the schedule of portfolio investments, as of September 30, 2017, and the related statement of operations, the statement of changes in net assets, the statement of cash flows and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017 by correspondence with the custodian and third parties. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Engex, Inc. as of September 30, 2017, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended September 30, 2016 and the financial highlights for the years ended September 30, 2016, September 30, 2015, September 30, 2014 and September 30, 2013 were audited by other auditors, whose report dated December 8, 2016 expressed an unmodified opinion on those statements and financial highlights.

/s/ WithumSmith+Brown, PC

Whippany, New Jersey
November 27, 2017

The accompanying notes are an integral part of this statement.

2

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2017

Assets:

Investments in securities, at fair value (cost $10,276,446)	$14,555,889

Cash equivalents	1,161,361

Prepaid expenses	2,247

TOTAL ASSETS		$15,719,497

Liabilities:

Accrued expenses	103,375

Deferred federal income taxes	$208,557

TOTAL LIABILITIES		311,932

NET ASSETS APPLICABLE TO OUTSTANDING SHARES		$15,407,565

NET ASSET VALUE PER SHARE (based on 1,626,938 shares outstanding)		$9.47

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $0.10 par value:

Authorized– 2,500,000 shares, issued and outstanding–1,626,938 shares		$162,693

Additional paid-in capital		17,891,905

Unrealized appreciation on investments, net of deferred taxes of $208,557		4,070,886

Cumulative net realized loss from investment securities transactions		(2,948,834)

Accumulated net investment loss		(3,769,085)

NET ASSETS		$15,407,565

The accompanying notes are an integral part of this statement.

3

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

September 30, 2017

	Number of Shares/ Face Amount	Fair Value
COMMON STOCK* (90.5%)**

Biotechnology (90.5%)**
Enzo Biochem, Inc.	1,216,196	$12,721,408
Fortress Biotech, Inc.	264,800	1,175,710
Medovex Corp.	20,000	23,000
MRI Interventions, Inc.	12,344	29,500
		13,949,618
Technology (0%)**
Silverstar Holdings Ltd.	51,600	40

TOTAL COMMON STOCK (COST $9,046,246)		13,949,658

FIXED INCOME (0.7%)**

Biotechnology (0.7%)**
MRI Interventions, Inc. 3.5% Note due 2020 (COST $30,200)	$138,512	106,231

TOTAL INVESTMENTS IN MARKETABLE SECURITIES (COST $9,076,446)		$14,055,889

PRIVATE INVESTMENTS* , (3.2%)**, ****

Healthcare Industry (3.2%)**
Comprehensive Geriatric Medicine P.C. Unit
(Consisting of a 12% Convertible Promissory Note and Option ***), (COST $1,000,000)	$1,000,000	$500,000

Technology (0%)*,**
Taply, Inc. Series A Preferred (COST $200,000)	1,000,000	$0

TOTAL PRIVATE INVESTMENTS (COST $1,200,000)		$500,000

TOTAL INVESTMENTS IN SECURITIES (COST $10,276,446)		$14,555,889

*	Non income-producing securities
**	The percentage shown for each investment category in the Portfolio of Investments is based on Net Assets
***	Promissory Note was due August 25, 2017. Option expires August 25, 2021.
****	All positions in Private Investments and Fixed Income are restricted securities.

The accompanying notes are an integral part of this statement.

4

ENGEX, INC.

GRAPH OF SCHEDULE OF PORTFOLIO INVESTMENTS BY SECTOR

September 30, 2017

Biotechnology	96.6	%*
Healthcare	3.4	%*
Total	100.0%

* The percentage shown for each investment sector is based on Total Investments in Securities

The accompanying notes are an integral part of this statement.

5

ENGEX, INC.

STATEMENT OF OPERATIONS

For The Year Ended September 30, 2017

INVESTMENT INCOME:

Interest and Dividend Income	$109,443
TOTAL INCOME	109,443

EXPENSES:

Professional fees	107,163

Insurance	2,996

Custodian and transfer agent fees	24,050

Directors’ fees and expenses	21,000

State and local taxes other than income taxes	9,006

Miscellaneous	7,565

Management fee	138,740

TOTAL EXPENSES	310,520

NET INVESTMENT LOSS	(201,077)

REALIZED AND UNREALIZED GAIN AND LOSS ON INVESTMENTS:

REALIZED GAIN FROM SECURITIES TRANSACTIONS	2,036,348

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	5,496,714

(INCREASE) IN DEFERRED TAX EXPENSE	(208,557)

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS AFTER TAXES	5,288,157

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	7,324,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,123,428

The accompanying notes are an integral part of this statement.

6

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For The Years Ended September 30,

	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment loss	$(201,077)	$(215,926)

Realized gain from securities transactions	2,036,348	806,876

Realized loss on sale of private investment	—	(540,431)

Net change in unrealized appreciation (depreciation) on investments – after deferred taxes	5,288,157	1,388,792

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,123,428	1,439,311

DISTRIBUTIONS TO SHAREHOLDERS*	(1,301,551)	—

TOTAL INCREASE IN NET ASSETS	5,821,877	1,439,311

NET ASSETS – BEGINNING OF YEAR	9,585,688	8,146,377

NET ASSETS – END OF YEAR	$15,407,565	$9,585,688

*	On August 8, 2017, the Board of Directors of Engex, Inc. declared a special cash dividend from capital gains on the Fund’s Common Stock of $0.80 per share payable August 22, 2017, to shareholders of record at the close of business on August 15, 2017.

The accompanying notes are an integral part of this statement.

7

ENGEX, INC.

STATEMENT OF CASH FLOWS

For The Year Ended September 30, 2017

CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations	$7,123,428

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Net change in unrealized depreciation on investments	(5,496,714)
Realized gain from securities transactions	(2,036,348)
Proceeds from disposition of investment securities	3,444,339
Purchase of investment securities	(1,148,546)
Decrease in receivable on sale of investment security	207
Decrease in accrued interest receivable	12,333
Increase in accrued expenses	49,396
Increase in deferred federal income taxes	208,557
Net cash provided by operating activities	2,156,652

CASH FLOWS USED IN FINANCING ACTIVITIES:

Cash distributions	(1,301,551)

Net increase in cash equivalents	855,101

Cash equivalents – beginning of year	306,260
Cash equivalents – end of year	$1,161,361

Supplemental disclosure of cash flow information:

Cash paid during the year for taxes	$431

The accompanying notes are an integral part of this statement.

8

ENGEX, INC.

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company. The investment objective of the Fund is capital appreciation.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Fund is an investment company that follows the specialized accounting and report guidance of FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Recent Accounting Pronouncements. There are no new accounting pronouncements that would have an impact, or are applicable to the Fund.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to stockholders, if any, are recorded on the ex-dividend date.

(b)	SECURITY VALUATION – Portfolio securities listed or traded on domestic securities exchanges (including Nasdaq) or Over-the-Counter markets, are valued at the last sale price on the exchange or system where the security is principally traded. If there have been no sales during that week, such securities are valued at the most recent bid, except in the case of open short positions, when the asked price is used for valuation purposes.

Investments for which quotations are not readily available are valued at fair value, as determined by management in accordance with guidelines adopted by the Fund’s Board of Directors after taking into consideration market conditions and operational progress. These estimated values may not reflect amounts that could ultimately be realized upon sale. The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(c)	FEDERAL INCOME TAXES – The Fund does not qualify under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)	USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Interest income is recorded on the accrual basis.

NOTE 2. INVESTMENT ADVISER AND TRANSACTIONS WITH RELATED PARTY

The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”) which is wholly owned by the Chairman of the Fund (the “Chairman”). Certain officers of Advisors are also officers of the Fund. Under this Agreement, Advisors will serve as an investment adviser of the Fund for a management advisory fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets. At its meeting held on October 31, 2017, the Board of Directors, including a majority of the Independent Directors voting separately, approved the continuation of the Agreement for an additional one-year period. The Advisor has recently been paid its annual fee in monthly installments, in arrears. The Investment Advisory Agreement states that the Advisor is to be paid quarterly. Currently and in the future, the Fund will pay the management advisory fee on a quarterly basis.

The director fees are paid three (3) times per year.

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ENGEX, INC.

NOTE 3. INVESTMENT TRANSACTIONS

For the year ended September 30, 2017, sales and purchases of common stock were $1,148,546 and $3,444,339, respectively. Gross unrealized appreciation amounted to $7,517,599 and gross unrealized depreciation amounted to $2,020,885 for the year ended September 30, 2017.

During the year ended September 30, 2014, one of the Fund’s private investments, Corente, Inc., was acquired by Oracle Corporation (the “Purchaser”). The Fund was to receive $5,972 from the Purchaser for the 11,793 shares that had been held in Corente, Inc. As of September 30, 2017, the Fund has received $5,933, which has been accepted as full payment.

NOTE 4. FAIR VALUE MEASUREMENTS

Investments in securities are carried at fair value. Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.

Fair Value Measurements - The applicable accounting pronouncement on fair value measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of the fair value measurements. Under the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The most significant element of the fair value standard is the development of a three-level fair value hierarchy. The three levels of the hierarchy and the material input considerations are as follows:

Fair Value Hierarchy

Level 1 Inputs – include unadjusted quoted prices for identical investments or liabilities in active markets. An active market is defined as a market in which transactions for the investment or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs – inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Fund.

Level 3 Inputs – valuations are based on unobservable inputs which include option-pricing models using historical volatility, the Fund’s own data or assumptions as a multiple of earnings or discounted cash flow, projections and forecasts made available to the Fund by the private investment entities and other similar financial and operational information not available to, or observable by, the public domain.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. Advisors uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 or Level 2 assets or liabilities.

Investments are classified within Level 3 of the fair value hierarchy because they trade infrequently (or not at all) and therefore have little or no readily available pricing information. Private investments are classified within Level 3 of the fair value hierarchy. Management’s estimate of the fair value of private investments is based on most recent information provided by the management of the investee companies, including but not limited to, financial statements and most recent capital financing transactions.

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ENGEX, INC.

When a pricing model is used to value Level 3 investments, inputs to the model are adjusted when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions, offering in the equity or debt capital markets, and changes in financial ratios or cash flows.

A summary of the inputs used as of September 30, 2017 in valuing each of the Fund’s assets were:

	Level 1 - Quoted prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total Fair Value at Sept. 30, 2017
Common Stock:
Enzo Biochem, Inc.*	$12,721,408	$—	$—	$12,721,408
Fortress Biotech, Inc.**	1,175,710	—	—	1,175,710
MRI Interventions, Inc.	29,500	—	—	29,500
Medovex Corp.	23,000	—	—	23,000
Silverstar Holdings Ltd.	—	40	—	40

Total Investments in Common Stock	$13,949,618	$40	$—	$13,949,658

Private Investments:
Taply, Inc. Series A Preferred	$—	$—	$0	$0
Comprehensive Geriatric Medicine P.C. Unit****	—	—	500,000	500,000

Total Investments in Private Securities	$—	$—	$500,000	$500,000

Fixed Income:
MRI Interventions, Inc. Note***	$—	$—	$106,231	$106,231

Total Fixed Income	—	—	106,231	106,231

Total Investment in Securities	$13,949,618	$40	$606,231	$14,555,889

*	Both the Chairman, thru an entity that he owns, and his wife, are shareholders of Enzo Biochem, Inc. In addition, one of the members of the Board of Directors of the Fund is also a member of the Board of Directors of Enzo Biochem, Inc.

**	Lindsay A. Rosenwald, M.D., is Chairman, President and Chief Executive Officer of Fortress Biotech, Inc. Dr. Rosenwald is the son-in-law of Mr. J. Morton Davis, Chairman of the Fund. Dr. Rosenwald disclaims beneficial ownership of these shares owned by Engex.

***	MRI Interventions, Inc. Note – Face amount of $138,512, with interest at 3.5% and 10-year maturity term. The Fund will receive a single payment of $186,991 ($138,512 plus $48,479 accrued interest; payment is expected in 2020). The $186,991 payment has been present valued at an appropriate, risk adjusted rate of 20%.

****	Comprehensive Geriatric Medicine P.C. Unit consists of a one year, $1,000,000 convertible note bearing interest at 12% per annum (the “Note”) plus an option to invest up to $5,000,000 in the business. This Note was due on August 25, 2017. It was not paid, resulting in the Note being in default. The Fund has received one year’s interest on the Note of $120,000 on August 25, 2017, but no principal repayment has been made as of the time of this filing. Based on current communications with the company, and their description of the status and performance of the business currently, Management has deemed it prudent to carry the investment at 50% of the amount invested.

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ENGEX, INC.

The following table sets forth the changes in fair value measurements attributable to Level 3 investments during the year ended September 30, 2017:

	Beginning Balance Sept. 30, 2016	Net Purchases (Sales and Settlements)	Realized Gains (Losses)	Total Change In Unrealized Appreciation/ (Depreciation)	Transfers In (Out) Of Level 3	Ending Balance Sept. 30, 2017	Total Unrealized Appreciation (Depreciation) for securities held at year end
Common Stock:
American Vantage Companies	$—	$—	$(918,762)	$918,762	$—	$—	$—
Fixed Income:
MRI Interventions, Inc., Note	88,526	—	—	17,705	—	106,231	76,031
Private Investments:
Taply, Inc. Series A Preferred	—	—	—	—	—	—	(200,000)
Comprehensive Geriatric Medicine P.C. Unit	$1,000,000	$—	$—	$(500,000)	$—	$500,000	$(500,000)
TOTAL	$1,088,526	$—	$(918,762)	$436,467	$—	$606,231	$(623,969)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized as Level 3 of the fair value hierarchy as of September 30, 2017:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range of Inputs (Weighted Average)

Assets (at fair value) Fixed income	$106,231	Discounted cash flow model	Discount Rate	20%

Private Investments	$500,000	Recovery Method	Management’s Probability of Collection	50%

When a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to the present value of the projected cash flows. Increases in the discount rate can significantly lower the fair value of an investment; conversely, decreases in the discount rate can significantly increase the fair value of an investment.

Fair Value – Valuation Process. Private investment valuations are made by Mr. J. Morton Davis, Chairman of the Advisor, based on periodic contact with companies’ principals, including phone conversations, quarterly questionnaires inquiring about business status and requesting financial information, and any other material information provided by them to reach the reasonable fair value of these investments. The information received is distributed to the Board to address any issues related to the valuation of these private investments.

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ENGEX, INC.

NOTE 5. INCOME TAXES

The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s assets and liabilities and the related tax basis for such assets and liabilities. This method resulted in a net deferred income tax liability for the Fund as of September 30, 2017, as measured by the statutory tax rate in effect as enacted, coupled with changes in its valuation allowance. The Fund derives its net deferred income tax charge/benefit by recording a change in net deferred income tax assets or liabilities for the reporting period. At September 30, 2017, all deferred tax assets have been fully reserved through the valuation allowance.

The Fund recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of September 30, 2017, the Fund had no uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as operating expenses. The Fund currently has no federal or state tax examinations in progress. The Fund is not subject to examinations by U.S. federal and state tax authorities for fiscal tax years prior to the year ended September 30, 2014. The Company recorded a decrease in its deferred tax asset valuation allowance of $2,977,000 during the year ended September 30, 2017, leaving a balance of approximately $102,000 related to its NYS and NYC Net operating losses.

The effective tax rate for the Fund’s income tax liability is reconcilable to the federal statutory rate, as follows:

Statutory rate	34.00%
Change in valuation allowance attributable to utilization of loss carryforwards	(31.16%)
2.84%

The components of the deferred tax assets and liabilities are as follows:

Net operating losses	$1,812,657

Deferred tax assets	$1,812,657

Less: Valuation allowance	(101,543)

Net Deferred Tax Asset	1,711,114

Unrealized Gain	(1,919,671)

Net Deferred Tax Liability	$(208,557)

The Fund has federal, state and local operating loss carryforwards of approximately $3,666,000, $5,620,000 and $5,086,000, respectively. The federal loss carryforwards expire during the years 2023 – 2037 and the state and local loss carryforwards expire during the years 2021 – 2037.

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ENGEX, INC.

NOTE 6. FINANCIAL INSTRUMENTS AND RISK

The Fund has historically intended to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest. Such acquisitions are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries. Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

In the normal course of its business, the Fund trades various financial instruments and enters into various financial transactions where the risk of potential loss due to market risk, interest rate risk, credit risk and other risks can equal the related amounts recorded. The success of any investment activity is influenced by general economic conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest rate sensitive investments. Unexpected volatility or illiquidity in the markets in which the Fund directly or indirectly holds positions could impair its ability to carry out its business and could cause losses to be incurred.

Market risk represents the potential loss that can be caused by increases or decreases in the fair value of investments resulting from market fluctuations.

Interest rate risk is the risk that the fair value or future cash flows of fixed income or rate sensitive investments will increase or decrease because of changes in interest rates. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the fair value of fixed income securities tends to decrease. Conversely, as interest rates fall, the fair value of fixed income securities tends to increase. This risk is generally greater for long-term securities than for short-term securities.

Credit risk represents the potential loss that would occur if counterparties fail to perform pursuant to the terms of their obligations. In addition to its investments, the Fund is subject to credit risk to the extent a custodian or broker with whom it conducts business is unable to fulfill contractual obligations.

Liquidity risk is the risk that the Fund will not be able to raise funds to fulfill its commitments, including inability to sell investments quickly or at close to fair value.

General risk factors for the biotechnology industry: a majority of the Fund’s investments are in securities of portfolio companies engaged in one or more activities that fall within the scope of the biotechnology industry sector.

Prospects for companies in the biotechnology industry generally may be regarded as uncertain given the nature of the industry and accordingly, investments in such companies should be regarded as highly speculative. It is not possible to predict, based upon studies on animals and early clinical data, whether a new diagnostic, therapeutic treatment or medical device will prove to be safe and effective in humans or whether it will ultimately receive regulatory approval for commercial application. In addition, there is no assurance that adequate funds or relationships required to continue product development, such as those with employees, collaborators, or other third parties will be available and sustained.

If a product or process is ultimately approved for sale or licensing, there is no assurance that it will ever result in significant revenues or profitable operations. There are many factors such as competition, patent protection and the regulatory environment that can influence a product’s profitability potential.

In addition, due to the speculative nature of this industry, market prices for securities of biotechnology companies may be highly volatile and subject to significant fluctuation and that may not necessarily be related to the results of operations or other performance factors of such companies.

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ENGEX, INC.

FINANCIAL HIGHLIGHTS

	Years Ended September 30,

	2017	2016	2015	2014	2013
Per share operating performance
(For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$5.89	$5.01	$6.11	$3.53	$3.11

Income (loss) from operations:

Net investment (loss)	(.12)	(.13)	(0.14)	(0.14)	(0.11)

Net realized and unrealized gain (loss) on investment transactions	4.50	1.01	(.96)	2.72	.53

Total Income (loss) from operations	4.38	.88	(1.10)	2.58	.42

Distributions	(.80)	—	—	—	—

Total increase (decrease) in net asset value for the period	3.58	.88	(1.10)	2.58	.42

Net asset value – end of period	$9.47	$5.89	$5.01	$6.11	$3.53

Number of shares outstanding at end of period	1,626,938	1,626,938	1,626,938	1,626,938	1,626,938

Market value at end of period	8.825 *	5.20 *	4.875 *	5.51 *	3.35 *

Ratios:
Expense to average net assets	2.22%	2.44%	2.55%	2.59%	3.35%
Net investment (loss) to average net assets	(1.44%)	(2.21%)	(2.55%)	(2.59%)	(2.85%)
Portfolio turnover	8.64%	8.49%	1.12%	0.00%	0.69%**

Total Return (a)	85.1%	6.67%	(11.44%)	64.33%	97.06%

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

* Mean of bid/ask price used.

**	The Registrant has adjusted Form N-CSR for the fiscal reporting periods ended September 30, 2013, 2012 and 2011, as originally filed with the Securities and Exchange Commission. The sole purpose of this adjustment is to correct in the Financial Highlights table, for certain errors pertaining to specifically, the Portfolio Turnover line item disclosure. Except as set forth above, this adjustment does not modify, update, correct or change any other items or disclosures found in the original Forms N-CSR, as filed. The following table provides the Portfolio Turnover percentage as originally presented, and the current amounts as corrected:

Portfolio Turnover:	September 30, 2013
As originally presented:	17.5%

As corrected:	0.69%

15

ENGEX, INC.

SUPPLEMENTAL INFORMATION

(unaudited)

September 30, 2017

Board of Directors
Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies

Directors Considered to be “Interested Persons”
J. Morton Davis, 88	Chairman of the Board and President	Since 1968	Chairman, President, Director and sole stockholder of Investment Banking Corp.; President, Chairman and CEO of the Investment Adviser.	None

Dov Perlysky, 55*	Director	Since 1999	Managing member, Nesher, LLC (financial services).	Enzo Biochem, Inc.; Highlands State Bank; Pharma-Bio Serv, Inc.
Directors Considered to be Independent
Daniel Harvey, 59	Director	Since 2012	8/1/15 – Present, Director of Internal Audit, PulsePoint LLC & Subsidiaries (Internet Marketing), Owner, Daniel Harvey CPA (financial consulting).	None

Howard Spindel, 72	Director	Since 2004	Senior Managing Director, Integrated Management Solutions USA LLC (consulting).	Pharma-Bio Serv, Inc.

Leonard Toboroff, 85	Director	Since 1993	Private investor.	NOVT Corporation

*	Mr. Perlysky is an “interested person” of the Fund by reason of his being a member of the immediate family of Mr. Davis.

Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov

16

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Item 2.	Code of Ethics.

(a)	At the end of the period covered by this report, registrant had adopted a code of ethics (“Code of Ethics”) and a code of conduct (“Code of Conduct”) together (“Codes”) that apply to its principal executive officer and principal financial officer.

(b)	The Code of Ethics, which was adopted in 2000, was amended in 2009. The Code of Conduct was adopted in 2009.

(c)	There have been no amendments to, or waivers granted from any provisions of, either of the Codes during the period covered by this report.

(d)	Not applicable.

(e)	Not applicable.

(f)(1)	A copy of the Codes, as amended, is included with this report as an exhibit.

(f)(2)	A copy of the Codes may be obtained without charge by calling the Registrant at 1-212-495-4500.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Directors has determined that there are two audit committee financial experts serving on its audit committee.

(2)	The audit committee financial experts are Howard Spindel and Daniel Harvey, both of whom are “independent” as defined by this item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees billed for services to Registrant

2016	$39,000
2017	$35,000

(b)	Audit-Related Fees

Year	Aggregate Fees Billed	% Approved By Audit Committee
2016	$0	N/A
2017	$0	N/A

(c)	Tax Fees

Year	Aggregate Fees Billed	% Approved By Audit Committee
2016	$0	N/A
2017	$0	N/A

The above-stated fees were for tax return preparation.

(d)	All Other Fees

Year	Aggregate Fees Billed	% Approved By Audit Committee
2016	$0	N/A
2017	$0	N/A

(e)	The Audit Committee approves all audit and non-audit engagements before work is commenced.

(f)	Not applicable.

(g)	Non- Audit Fees

Year	Registrant	Investment Adviser*
2016	$0	$0
2017	$0	$0

*Includes entities controlling or under common control with the investment adviser.

(h)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable. Registrant is not a listed issuer.

Item 6.	Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Registrant votes proxies and resolves conflicts of interest related to proxy voting in accordance with its Proxy Voting Policy and Procedures, adopted by registrant’s Board of Directors on November 12, 2003 and included as an exhibit to this report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) At September 30, 2017 and as of the date of this report, J. Morton Davis is the person responsible for the day-to-day management of the Registrant’s portfolio. Mr. Davis is President, Chairman, Chief Executive Officer and sole stockholder of the Investment Adviser and has been such to the Investment Adviser and its predecessor since 1985. Mr. Davis is also Chairman, President, Director and sole stockholder of D.H. Blair Investment Banking Corp. Mr. Davis is not responsible for the day-to-day management of the portfolio of any other account.

(a)(2) Mr. Davis is not compensated directly for his management of the Registrant’s portfolio. He derives his compensation as the sole owner of the Investment Adviser.

(a)(3) The Investment Adviser receives compensation at an annual rate of 1% of the value of Registrant’s Assets under management.

(a)(4) As of September 30, 2017, the dollar range of shares of the Registrant owned by Mr. Davis was over $1,000,000.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Purchasers.

There were no purchases of shares of registrant’s equity securities by or behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities and Exchange Act of 1934, as amended, during the period covered by this report.

Item 10.	Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.	Controls and Procedures.

(a) Registrant’s principal executive and principal financial officers agree that registrant’s disclosure controls and procedures, as defined in Rule 30a-3d under the 1940 Act, are effective based on their evaluation within the last 90 days of the controls and procedures.

(b) During the Registrant’s fiscal quarter ended September 30, 2017, there were no changes in its internal controls over financial reporting that materially affected, or are likely to materially affect, the Registrant’s internal controls over financial reporting.

Item 12. Disclosure of Securities Lending Activities

The Registrant did not engage in any securities lending activities during its most recent fiscal year and had no income in connection with such activities.

Item 13.	Exhibits.

(a)(1)(i)	Code of Ethics

(a)(1)(ii)	Code of Conduct

(a)(2)	Certification of principal executive officer

(a)(3)	Certification of principal financial officer

(a)(4)	Proxy Voting Policy and Procedures for Engex, Inc., in response to Item 7.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By	/s/ J. Morton Davis J. Morton Davis, Chairman and President

Date	December 1, 2017

By	/s/ Michael Siciliano Michael Siciliano, Treasurer

Date	December 1, 2017